Share-Based Compensation - Summary of Share Option Activity under the 2017 Equity Incentive Plan (Details) - 2017 Equity Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Number of Options, Granted	191,275	0	0
Number of options, Outstanding at December 31, 2017	191,275
Number of options, Vested and expected to vest as of December 31, 2017	191,275
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Granted	$ 21.00
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2017	21.00
Weighted Average Grant Date Fair Value, Vested and expected to vest as of December 31, 2017	$ 21.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding at December 31, 2017	9 years 10 months 13 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of December 31, 2017	9 years 10 months 13 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Granted	$ 0.64
Aggregate Intrinsic Value, Exercised	0.00
Aggregate Intrinsic Value, Outstanding at December 31, 2017	$ 21.00